Oct-24-06 12:23pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-458 P.003/003 F-894

ck
1375340

Antonio Alberti
Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aaliberti@nyse.com

NYSE Group

06060206

RECD S.E.C.
OCT 2 4 2006
1086

CERTNYS

1-33087

October 24, 2006

PROCESSED
OCT 2 6 2006
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC., Common Stock, $0.001 Par Value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on October 24, 2006. Tentative listing date – Not yet determined.

Sincerely,

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